UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03380
Name of Registrant: Legg Mason Value Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202
Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year-end: March 31, 2007
Date of reporting period: September 30, 2006

Item 1.  Report to Shareholders.

Semi-Annual Report to Shareholders

Legg Mason Value Trust, Inc. September 30, 2006

Semi-Annual Report to Shareholders  1

To Our Shareholders,

We are pleased to provide you with Legg Mason Value Trust’s semi-annual report for the six months ended September 30, 2006. Total returns for various periods ended September 30, 2006 are:

	Total ReturnA
	6 Months	9 Months	12 Months

Value Trust:
Primary Class	–4.18%	–3.57%	+2.27%
Financial Intermediary Class	–3.85%	–3.08%	+2.96%
Institutional Class	–3.70%	–2.84%	+3.29%
S&P 500 Stock Composite IndexB	+4.14%	+8.53%	+10.79%
Lipper Large-Cap Core FundsC	+2.32%	+6.34%	+8.72%
Value Line IndexD	–4.57%	+3.37%	+4.07%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Financial Intermediary and Institutional Classes please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in the report, please contact your financial advisor.

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank

A Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.
B A market-capitalization weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.
C Average of the 912 funds comprising the Lipper universe of large-cap core funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.
D Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large-and small-capitalization companies.

2  Semi-Annual Report to Shareholders

checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

October 23, 2006

Semi-Annual Report to Shareholders  3

Expense Example

Legg Mason Value Trust, Inc.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	4/1/06	9/30/06	4/1/06 to 9/30/06

Primary Class
Actual	$1,000.00	$958.20	$8.30
Hypothetical (5% return before expenses)	1,000.00	1,016.60	8.54
Financial Intermediary Class
Actual	$1,000.00	$961.50	$5.02
Hypothetical (5% return before expenses)	1,000.00	1,019.95	5.16
Institutional Class
Actual	$1,000.00	$963.00	$3.40
Hypothetical (5% return before expenses)	1,000.00	1,021.61	3.50

A These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 1.69%, 1.02%, and 0.69% for the Primary Class, Financial Intermediary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

4  Semi-Annual Report to Shareholders

Performance Information

Legg Mason Value Trust, Inc.

The graphs on the following pages compare the Fund’s total returns to the Value Line and S&P 500 Stock Composite indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in each of the Financial Intermediary and Institutional Classes for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders  5

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+2.27%	+2.27%
Five Years	+44.27%	+7.61%
Ten Years	+228.28%	+12.62%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6  Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+2.96%	+2.96%
Three Years	+31.98%	+9.69%
Life of Class*	+33.09%	+5.31%
* Inception date: March 23, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A Index returns are for periods beginning March 31, 2001.

Semi-Annual Report to Shareholders  7

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+3.29%	+3.29%
Five Years	+51.69%	+8.69%
Ten Years	+262.61%	+13.75%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8  Semi-Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (As of September 30, 2006)B
(As a percentage of the portfolio)

Top Ten Holdings (As of September 30, 2006)

% of
Security	Net Assets

The AES Corporation	5.4%
Tyco International Ltd.	5.2%
Qwest Communications International Inc.	5.0%
Sprint Nextel Corporation	4.9%
UnitedHealth Group Incorporated	4.6%
J.P. Morgan Chase & Co.	4.6%
Google Inc.	4.2%
Sears Holdings Corporation	4.0%
Amazon.com, Inc.	3.9%
Aetna Inc.	3.3%

B The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders  9

Selected Portfolio PerformanceC

Strongest performers for the quarter ended September 30, 2006D

1.	Symantec Corporation	+36.9%
2.	Electronic Arts Inc. (EA)	+29.7%
3.	Pfizer Inc.	+21.9%
4.	The DIRECTV Group, Inc.	+19.3%
5.	Cisco Systems, Inc.	+17.7%
6.	Hewlett-Packard Company	+16.1%
7.	CA Inc.	+15.5%
8.	J.P. Morgan Chase & Co.	+12.7%
9.	American International Group, Inc.	+12.5%
10.	Pulte Homes, Inc.	+10.8%

Weakest performers for the quarter ended September 30, 2006D

1.	Yahoo! Inc.	–23.4%
2.	Amazon.com, Inc.	–17.0%
3.	Sprint Nextel Corporation	–14.1%
4.	Capital One Financial Corporation	–7.9%
5.	Countrywide Financial Corporation	–7.6%
6.	Masco Corporation	–6.8%
7.	Dell Inc.	–6.6%
8.	Eastman Kodak Company	–5.8%
9.	Google Inc.	–4.2%
10.	Health Net Inc.	–3.7%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
KB HOME	Beazer Homes USA, Inc.
NIKE, Inc.	Embarq Corporation
MGIC Investment Corporation
McKesson Corporation
The Ryland Group, Inc.

C Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
D Securities held for the entire quarter.

10  Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Value Trust, Inc.
September 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 98.5%
Consumer Discretionary — 28.8%
Household Durables — 4.3%
Centex Corporation	6,000	$315,720	A
KB HOME	4,000	175,200
Pulte Homes, Inc.	10,500	334,530

		825,450

Internet and Catalog Retail — 8.1%
Amazon.com, Inc.	23,500	754,820	A,B
Expedia, Inc.	19,210	301,218	A,B
IAC/InterActiveCorp	18,010	517,953	A,B

		1,573,991

Leisure Equipment and Products — 2.7%
Eastman Kodak Company	23,000	515,200	A

Media — 6.6%
The DIRECTV Group, Inc.	28,716	565,127	B
Time Warner Inc.	24,000	437,520
WPP Group plc	22,402	277,584

		1,280,231

Multi-Line Retail — 4.0%
Sears Holdings Corporation	4,900	774,641	B

Specialty Retail — 2.2%
The Home Depot, Inc.	12,000	435,240

Textiles, Apparel and Luxury Goods — 0.9%
NIKE, Inc.	1,945	170,429

Financials — 14.8%
Consumer Finance — 1.8%
Capital One Financial Corporation	4,446	349,683

Semi-Annual Report to Shareholders  11

	Shares/Par	Value

Financials — Continued
Diversified Financial Services — 7.2%
Citigroup Inc.	10,506	$521,813
J.P. Morgan Chase & Co.	18,800	882,848

		1,404,661

Insurance — 2.7%
American International Group, Inc.	6,664	441,537
The St. Paul Travelers Companies, Inc.	1,678	78,686

		520,223

Thrifts and Mortgage Finance — 3.1%
Countrywide Financial Corporation	17,000	595,680

Health Care — 11.9%
Health Care Providers and Services — 10.0%
Aetna Inc.	16,000	632,800
Health Net Inc.	9,889	430,361	A,B
UnitedHealth Group Incorporated	17,950	883,140

		1,946,301

Pharmaceuticals — 1.9%
Pfizer Inc.	13,000	368,680

Industrials — 7.8%
Building Products — 0.5%
Masco Corporation	3,902	106,993

Commercial Services and Supplies — 0.6%
Waste Management Inc.	3,399	124,679

Industrial Conglomerates — 6.7%
General Electric Company	8,000	282,400
Tyco International Ltd.	36,000	1,007,640

		1,290,040

12  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value

Information Technology — 19.9%
Communications Equipment — 1.4%
Cisco Systems, Inc.	12,007	$276,150	B

Computers and Peripherals — 6.0%
Dell Inc.	13,300	303,772	B
Hewlett-Packard Company	8,500	311,865
International Business Machines Corporation	3,002	245,951
Seagate Technology	12,500	288,625	B

		1,150,213

Internet Software and Services — 9.3%
eBay Inc.	18,000	510,480	B
Google Inc.	2,000	803,800	B
Yahoo! Inc.	19,200	485,376	B

		1,799,656

Software — 3.2%
CA Inc.	8,500	201,365
Electronic Arts Inc. (EA)	6,604	367,727	B
Symantec Corporation	2,700	57,456	B

		626,548

Telecommunication Services — 9.9%
Diversified Telecommunication Services — 5.0%
Qwest Communications International Inc.	111,000	967,920	A,B

Wireless Telecommunication Services — 4.9%
Sprint Nextel Corporation	55,000	943,250

Utilities — 5.4%
Independent Power Producers and Energy Traders — 5.4%
The AES Corporation	51,500	1,050,085	A,B

Total Common Stocks and Equity Interests
(Identified Cost — $13,732,245)		19,095,944

Semi-Annual Report to Shareholders  13

	Shares/Par	Value

Repurchase Agreements — 1.6%

Bank of America 5.32%, dated 9/29/06, to be repurchased at $160,026 on 10/2/06 (Collateral: $100,000 Freddie Mac notes, 4.75% to 5.50%, due 1/19/16 to 7/18/16, value $102,377; $59,400 Fannie Mae notes, 5.875%, due 6/27/13, value $61,060)	$159,955	$159,955

Goldman Sachs Group, Inc. 5.29%, dated 9/29/06, to be repurchased at $160,025 on 10/2/06 (Collateral: $173,627 Fannie Mae notes, 4.50%, due 8/1/35, value $163,419)	159,955	159,955

Total Repurchase Agreements (Identified Cost — $319,910)		319,910

Total Investments — 100.1% (Identified Cost — $14,052,155)		19,415,854
Other Assets Less Liabilities — (0.1)%		(27,046)

Net assets — 100.0%		$19,388,808

A	Affiliated Company — As defined in the Investment Company Act of 1940 an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer.

B	Non-income producing.

See notes to financial statements.

14  Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Value Trust, Inc.
September 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value
Affiliated companies (Identified Cost — $4,084,618)		$4,853,277
Non-affiliated companies (Identified Cost — $9,647,627)		14,242,667
Short-term securities at value (Identified Cost — $319,910)		319,910
Receivable for fund shares sold		23,905
Dividend and interest income receivable		3,444
Other assets		109

Total assets		$19,443,312

Liabilities:
Payable for fund shares repurchased	$28,725
Payable for securities purchased	4,750
Accrued management fee	10,228
Accrued distribution and service fees	8,982
Accrued expenses	1,819

Total liabilities		54,504

Net Assets		$19,388,808

Net assets consist of:
Accumulated paid-in-capital applicable to:
166,360 Primary Class shares outstanding		$6,561,755
30,117 Financial Intermediary Class shares outstanding		1,997,703
84,280 Institutional Class shares outstanding		5,322,893
Accumulated net investment loss		(45,649)
Undistributed net realized gain on investments		188,407
Unrealized appreciation of investments		5,363,699

Net Assets		$19,388,808

Net Asset Value Per Share:
Primary Class		$66.25

Financial Intermediary Class		$72.18

Institutional Class		$73.48

See notes to financial statements.

Semi-Annual Report to Shareholders  15

Statement of Operations

Legg Mason Value Trust, Inc.
For the Six Months Ended September 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends
Affiliated companies	$6,198
Non-affiliated companies	67,867
Interest	5,612

Total income			$79,677

Expenses:

Management fee	62,481
Distribution and service fees:
Primary Class	53,162
Financial Intermediary Class	2,580
Audit and legal fees	255
Custodian fee	794
Directors’ fees and expenses	40
Registration fee	60
Reports to shareholders	1,008
Transfer agent and shareholder servicing expense:
Primary Class	3,358
Financial Intermediary Class	908
Institutional Class	262
Other expenses	419

	125,327
Less: Expenses reimbursed by adviser	(64)
Compensating balance credits	(1)

Total expenses, net of reimbursements and compensating balance credits			125,262

Net Investment Loss			(45,585)

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain on investments and foreign currency transactions	629,106	A,B
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(1,400,527)

Net Realized and Unrealized Loss on Investments			(771,421)

Change in Net Assets Resulting From Operations			$(817,006)

A	See Note 1, Commission Recapture, in the notes to financial statements.
B	Includes $127,983 of net realized gains on the sales of shares of Affiliated Companies.

See notes to financial statements.

16  Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Value Trust, Inc.
(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	9/30/06	3/31/06

	(Unaudited)
Change in Net Assets:
Net investment loss	$(45,585)	$(89,960)
Net realized gain on investments and foreign currency transactions	629,106	988,591
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(1,400,527)	1,322,630

Change in net assets resulting from operations	(817,006)	2,221,261
Change in net assets from Fund share transactions:
Primary Class	(577,928)	(449,985)
Financial Intermediary Class	201,034	926,106
Institutional Class	203,531	1,174,510

Change in net assets	(990,369)	3,871,892
Net Assets:
Beginning of period	20,379,177	16,507,285

End of period	$19,388,808	$20,379,177

Accumulated net investment loss	$(45,649)	$(64)

See notes to financial statements.

Semi-Annual Report to Shareholders  17

Financial Highlights

Legg Mason Value Trust, Inc.

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	For the
	Six Months
	Ended
	September 30,		Years Ended March 31,
	2006		2006	2005	2004	2003		2002

	(Unaudited)

Net asset value, beginning of period	$69.14		$61.35	$57.55	$39.41	$48.23		$53.73

Investment operations:
Net investment loss	(.29)		(.55)	(.46)	(.31)	(.15)A		(.28)A
Net realized and unrealized gain(loss) on investments	(2.60)		8.34	4.26	18.45	(8.67)		(4.96)

Total from investment operations	(2.89)		7.79	3.80	18.14	(8.82)		(5.24)

Distributions:
From net realized gain on investments	—		—	—	—	—		(.26)

Total distributions	—		—	—	—	—		(.26)

Net asset value, end of period	$66.25		$69.14	$61.35	$57.55	$39.41		$48.23

Total return	(4.18)	%B	12.70%	6.60%	46.03%	(18.29)%		(9.82)%
Ratios to Average Net Assets:C
Total expenses	1.69	%D	1.68%	1.68%	1.70%	1.72	%E	1.68	%E
Expenses net of waivers, if any	1.69	%D	1.68%	1.68%	1.70%	1.72	%E	1.68	%E
Expenses net of all reductions	1.69	%D	1.68%	1.68%	1.70%	1.72	%E	1.68	%E
Net investment income (loss)	(.82)	%D	(.83)%	(.77)%	(.61)%	(.37)%		(.53)%
Supplemental Data:
Portfolio turnover rate	8.6	%B	12.7%	8.8%	3.8%	25.0%		24.4%

Net assets, end of period (in thousands)	$11,021,654		$12,117,518	$11,208,979	$10,790,770	$6,981,433		$9,378,228

A	Computed using average shares outstanding.
B	Not annualized.
C	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/ or voluntary expense waivers.
D	Annualized.
E	Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 1.72% for the year ended March 31, 2003 and 1.68% for the year ended March 31, 2002.

See notes to financial statements.

18  Semi-Annual Report to Shareholders

Financial Highlights — Continued

Financial Intermediary Class:

	For the
	Six Months
	Ended
	September 30,		Years Ended March 31,
	2006		2006	2005	2004	2003		2002

	(Unaudited)

Net asset value, beginning of period	$75.07		$66.18	$61.67	$41.95	$50.97		$56.38

Investment operations:
Net investment income/(loss)	(.06)		(.10)	(.07)	.02	.12A		.08A
Net realized and unrealized gain/(loss) on investments	(2.83)		8.99	4.58	19.70	(9.14)		(5.23)

Total from investment operations	(2.89)		8.89	4.51	19.72	(9.02)		(5.15)

Distributions:
From net realized gain on investments	—		—	—	—	—		(.26)

Total distributions	—		—	—	—	—		(.26)

Net asset value, end of period	$72.18		$75.07	$66.18	$61.67	$41.95		$50.97

Total return	(3.85)	%B	13.43%	7.31%	47.01%	(17.70)%		(9.20)%
Ratios of Average Net Assets:C
Total expenses	1.02	%D	1.02%	1.03%	1.03%	1.07	%F	1.01	%F
Expenses net of waivers, if any	1.02	%D	1.02%	1.03%	1.03%	1.07	%F	1.01	%F
Expenses net of all reductions	1.02	%D	1.02%	1.03%	1.03%	1.07	%F	1.01	%F
Net investment income (loss)	(.18)	%D	(.18)%	(.14)%	.04%	.27%		.14%
Supplemental Data:
Portfolio turnover rate	8.6	%B	12.7%	8.8%	3.8%	25.0%		24.4%

Net assets, end of period (in thousands)	$2,173,865		$2,047,848	$944,489	$500,241	$227,189		$157,964

F	Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 1.07% for the year ended March 31, 2003, and 1.01% for the year ended March 31, 2002.

See notes to financial statements.

Semi-Annual Report to Shareholders  19

Institutional Class:

	For the
	Six Months
	Ended
	September 30,		Years Ended March 31,
	2006		2006	2005	2004	2003		2002

	(Unaudited)

Net asset value, beginning of period	$76.30		$67.04	$62.26	$42.21	$51.12		$56.38

Investment operations:
Net investment income	.05		.10	.12	.18	.28A		.25A
Net realized and unrealized gain/(loss) on investments	(2.87)		9.16	4.66	19.87	(9.19)		(5.25)

Total from investment operations	(2.82)		9.26	4.78	20.05	(8.91)		(5.00)

Distributions:
From net realized gain on investments	—		—	—	—	—		(.26)

Total distributions	—		—	—	—	—		(.26)

Net asset value, end of period	$73.48		$76.30	$67.04	$62.26	$42.21		$51.12

Total return	(3.70)	%B	13.81%	7.68%	47.50%	(17.43)%		(8.95)%
Ratios of Average Net Assets:C
Total expenses	.69	%D	.69%	.69%	.70%	.72	%G	.70	%G
Expenses net of waivers, if any	.69	%D	.69%	.69%	.70%	.72	%G	.70	%G
Expenses net of all reductions	.69	%D	.69%	.69%	.70%	.72	%G	.70	%G
Net investment income (loss)	.14	%D	.16%	.21%	.38%	.64%		.45%
Supplemental Data:
Portfolio turnover rate	8.6	%B	12.7%	8.8%	3.8%	25.0%		24.4%
Net assets, end of period (in thousands)	$6,193,289		$6,213,811	$4,353,817	$2,928,977	$1,434,110		$1,762,276

G	Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 0.72% for the year ended March 31, 2003, and 0.70% for the year ended March 31, 2002.

See notes to financial statements.

20  Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Value Trust, Inc.
(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

The Legg Mason Value Trust, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.

The Fund offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary and Financial Intermediary Class shares and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.

Semi-Annual Report to Shareholders  21

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2006, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$1,627,555	$1,946,826

Foreign Currency Translation
Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

22  Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Value Trust, Inc. — Continued

Compensating Balance Credits
The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Commission Recapture
The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. For the six months ended September 30, 2006, there were no commission rebates.

Investment Income and Distributions to Shareholders
Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and paid annually. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June. An additional distribution may be made in December, to the extent necessary in order to comply with Federal excise tax requirements.

Foreign Taxes
The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims in considered remote.

2. Federal Income Taxes:
No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-

Semi-Annual Report to Shareholders  23

term gains and net gains on foreign currency transactions are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2006.

The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of March 31, 2006, the Fund had capital loss carryforwards of $271,882 and $151,656, which expire in 2011 and 2012, respectively.

3. Transactions With Affiliates:
The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to the agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual advisory fee rates for the Fund are provided in the chart below:

Asset
Management Fee	Breakpoint

0.70%	up to $2 billion
0.65%	in excess of $2 billion

The Fund’s agreement with LMCM provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent directors. For the six months ended September 30, 2006, LMCM reimbursed the Fund $64 for these expenses.

Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under a sub-administration agreement with LMCM. For LMFA’s services to the Fund, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund.

24  Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Value Trust, Inc. — Continued

Legg Mason Investor Services, LLC (“LMIS”), serves as the Fund’s distributor. LMIS receives an annual distribution fee and an annual service fee, based on the Fund’s Primary and Financial Intermediary Classes’ average daily net assets, computed daily and payable monthly as follows:

	Distribution	Service
	Fee	Fee

Primary Class	0.70%	0.25%
Financial Intermediary Class	N/A	0.25%

LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $652 for the six months ended September 30, 2006.

LMCM, LMFA, LMIS, and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semi-Annual Report to Shareholders  25

4. Transactions With Affiliated Companies:
An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the six months ended September 30, 2006, with companies which are or were affiliated were as follows:

	Value						Value
	at	Purchased		Sold		Dividend	at		Realized
	3/31/06	Cost	Shares	Cost	Shares	Income	9/30/06		Gain/(Loss)

Amazon.com, Inc.	$848,642	$6,732	256	—	—	—	$754,820		—
Centex CorporationA	—	23,240	497	—	—	$448	315,720		—
Eastman Kodak Company	654,475	—	—	790	13	5,750	515,200		(450)
Expedia Inc	389,393	—	—	—	—	—	301,218		—
Health Net Inc.	503,377	—	—	409	16	—	430,361		412
IAC/InterActiveCorp	530,740	—	—	—	—	—	517,953		—
MGIC Investment Corporation	333,323	—	—	176,702	5,003	—	—	B	140,781
Qwest Communications International Inc.	758,570	—	—	17,165	554	—	967,920		(12,467)
The AES Corporation	879,044	—	—	732	27	—	1,050,085		(293)

	$4,897,564	$29,972		$195,798		$6,198	$4,853,277		$127,983

A	At the beginning of the reporting period, this security did not have affiliate status because the Fund owned less than 5% of the company’s voting securities.

B	The fund no longer owns this security.

5. Line of Credit:
The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2006.

26  Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Value Trust, Inc. — Continued

6. Fund Share Transactions:
At September 30, 2006, there were 450,000 shares authorized at $.001 par value for the Primary Class, 100,000 shares authorized at $.001 par value for the Financial Intermediary Class, and 450,000 shares authorized at $.001 par value for the Institutional Class of the Fund. Share transactions were as follows:

	Primary Class		Financial Intermediary Class		Institutional Class
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	9/30/06	3/31/06	9/30/06	3/31/06	9/30/06	3/31/06

Shares:
Sold	8,701	25,601	7,083	20,953	13,124	28,950
Repurchased	(17,601)	(33,045)	(4,244)	(7,947)	(10,279)	(12,459)

Net Change	(8,900)	(7,444)	2,839	13,006	2,845	16,491

Amount:
Sold	$569,919	$1,717,546	$500,429	$1,482,121	$941,833	$2,082,908
Repurchased	(1,147,847)	(2,167,531)	(299,395)	(556,015)	(738,302)	(908,398)

Net Change	$(577,928)	$(449,985)	$201,034	$926,106	$203,531	$1,174,510

7. Recent Accounting Pronouncements
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional

Semi-Annual Report to Shareholders  27

disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Notes

Fund Information

Investment Adviser

Legg Mason Capital Management, Inc.
Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Wm. Shane Hughes, Treasurer
Richard M. Wachterman, Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services
Braintree, MA

Custodian

State Street Bank & Trust Company
Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP
Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Baltimore, MD

    About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Fund’s website at www.leggmason.com/funds/about/aboutlmf.asp#Results.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus.
Investors should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders c/o BFDS P.O. Box 8037 Boston, MA 02206-8037 www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distribution
A Legg Mason, Inc. Subsidiary

LMF-002 (11/06) 06-0695

Item 2.	Code of Ethics.
Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.
Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.
Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.
The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments
The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11.	Controls and Procedures.
          (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.
          (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a) (1) Not applicable for semiannual reports.
(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.
(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Value Trust, Inc.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.

Date:	November 21, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.

Date:	November 21, 2006
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Value Trust, Inc.

Date:	November 20, 2006